Related party transactions - Additional information (Details)	1 Months Ended			6 Months Ended
	Oct. 31, 2019	Oct. 31, 2009 CNY (¥)	Oct. 31, 2009 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Revenue from Related Parties				$ 6,015	$ 1,783
Forasen Group
Related Party Transaction [Line Items]
Monthly rent		¥ 22,400	$ 3,257
Terms of lease		10 years	10 years
Renewed term of lease	10 years
Forasen Group | Total sales
Related Party Transaction [Line Items]
Revenue from Related Parties				$ 6,015	$ 1,783